CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income (loss)	$ (71,243)	(443,851)	(228,487)	30,782
Adjustments to reconcile net income (loss) to net cash from operating activities:
Allowance for doubtful receivables	(26)	(163)	(47)	1,793
Depreciation of fixed assets	6,631	41,312	24,870	20,098
Amortization of prepaid land lease payment	72	447
Share-based compensation	1,796	11,187	11,457	10,300
Deferred income tax (expense) benefit			23,998	(23,998)
Unrealized foreign currency exchange (income) loss	(843)	(5,255)	(49,994)	2,317
Changes in operating assets and liabilities:
(Increase) decrease in inventories	15,682	97,704	(687,010)	(355,529)
(Increase) decrease in accounts receivable	1,677	10,449	(49,520)	(7,831)
Increase in prepaid expenses and other current assets	(9,713)	(60,512)	(34,747)	(48,699)
Decrease (increase) in due from related parties	(21)	(132)	2,826	116
(Increase) decrease in other non-current assets	(1,040)	(6,478)	7,709	(11,404)
Increase in accounts payable	12,495	77,844	609,793	240,741
Increase in deferred revenue	7,945	49,501	133,153	41,558
Increase in accrued expenses and other current liabilities	23,918	149,009	96,306	85,852
Prepaid land lease payment	(7,168)	(44,656)
Decrease in amounts due to related parties	(1,663)	(10,358)	(2,562)	(520)
Net cash used in operating activities	(21,501)	(133,952)	(142,255)	(14,424)
Cash flows from investing activities:
Deposit for purchase of fixed assets	(4,272)	(26,615)
Purchase of fixed assets	(10,642)	(66,301)	(62,273)	(41,824)
Proceeds received from maturity of held-to-maturity investments	3,210	20,000	1,865,000	1,728,000
Purchases of held-to-maturity investments			(1,885,000)	(1,638,000)
Time deposits placed with financial institutions	(122,381)	(762,445)	(2,766,366)
Maturity of time deposits	232,555	1,448,839	1,587,527
Net cash provided by (used in) investing activities	98,470	613,478	(1,261,112)	48,176
Cash flows from financing activities:
Proceeds from short-term bank loans	168,537	1,050,000	150,000
Repayment of short-term bank loans	(96,307)	(600,000)
Restricted cash placed with financial institutions	(113,869)	(709,417)
Proceeds from exercise of share options	2,906	18,107	20,008	10,398
Proceeds from disposal of Class B common shares received on behalf of selling shareholders				257,124
Payment of proceeds from disposal of Class B common shares to selling shareholders			(257,124)
Proceeds from initial public offering				1,343,357
Reimbursement of initial public offering costs			7,711
Initial public offering costs			(1,526)	(15,219)
Net cash provided by (used in) financing activities	(38,733)	(241,310)	(80,931)	1,595,660
Effect of exchange rate changes on cash and cash equivalents	245	1,525	(14,646)	(13,265)
Net increase (decrease) in cash and cash equivalents	38,481	239,741	(1,498,944)	1,616,147
Cash and cash equivalents at beginning of the year	30,973	192,962	1,691,906	75,759
Cash and cash equivalents at end of the year	69,454	432,703	192,962	1,691,906
Supplementary disclosures of cash flow information:
Payable for purchase of fixed assets	1,513	9,428	10,197
Interest Paid	$ 1,108	6,906